Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2014	3,191	612
Balance at Dec. 31, 2014	$ 32	$ 6	$ 58,868	$ (19,469)	$ 39,437	$ 3,485	$ 42,922
Stock options - compensation costs			56		56		56
Net loss				(712)	(712)	(510)	(1,222)
Balance (in shares) at Dec. 31, 2015	3,191	612
Balance at Dec. 31, 2015	$ 32	$ 6	58,924	(20,181)	38,781	2,975	41,756
Stock options - compensation costs			29		29		29
Net loss				(69)	(69)	(340)	(409)
Balance (in shares) at Dec. 31, 2016	3,191	612
Balance at Dec. 31, 2016	$ 32	$ 6	$ 58,953	$ (20,250)	$ 38,741	$ 2,635	$ 41,376